SCHEDULE OF CHANGES IN ALLOWANCES FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Allowance for accounts receivable, beginning balance	$ (14,067)	$ (15,737)
Current period provision for expected credit losses	(87)	(150)	$ (2,794)
Foreign currency exchange adjustments	(825)	1,820
Allowance for accounts receivable, ending balance	$ (14,979)	$ (14,067)	$ (15,737)